Commitment and contingencies - Operating lease (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitment and contingencies
Total, operating leases	₨ 284,724	₨ 221,887
Rent expense, operating leases	178,650	148,738	₨ 142,350
Total, finance leases	10,300	15,025
Less: amount representing finance charges	1,387	2,174
Present value of minimum lease payments	8,913	12,851
Year 1
Commitment and contingencies
Total, operating leases	118,351	109,320
Total, finance leases	5,819	5,425
Years 2 - 5
Commitment and contingencies
Total, operating leases	155,220	104,083
Total, finance leases	4,481	9,600
More than five years
Commitment and contingencies
Total, operating leases	₨ 11,153	₨ 8,484